Employee Benefit Plan, Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
Employee Benefit Plan, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events
Effective February 27, 2026, the portion of the HR&P Solutions, Inc. 401(k) Salary Reduction Plan and Trust (the “HR&P Plan”) consisting of the account balances of Plan participants who were participants in the HR&P Plan on account of their past employment with Northwind Management LLC and/or Northwind Midstream Partners LLC was spun off into the Plan.
Subsequent events were evaluated through June 24, 2026, the date the financial statements were issued.